Note 9 - Financial Instruments (Tables)	3 Months Ended
Mar. 31, 2021
Notes Tables
Derivative Instruments, Gain (Loss) [Table Text Block]
Derivative not designated as hedging instrument	Location of gain / (loss) recognized	Three Months Ended March 31, 2020	Three Months Ended March 31, 2021
Interest rate swap contract – Unrealized gain	Gain on derivative, net	-	527,775
Interest rate swap contract – Realized loss	Gain on derivative, net	-	(42,865)
Total gain on derivative		-	484,910